Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 276,592,500
Total Fee Amount	38,197.43
Total Offset Amount	0
Net Fee	$ 38,197.43
Offset Table N/A	N/A